Consolidated Statements Of Changes In Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Accumulated other comprehensive income (loss) at beginning of year	$ 4,309
Current period other comprehensive loss	(24,103)	2,010
Accumulated other comprehensive income (loss) at end of year	(19,794)	4,309
Accumulated Other Comprehensive Income (Loss) [Member]
Accumulated other comprehensive income (loss) at beginning of year	4,309
Current period other comprehensive loss	(24,103)	2,010
Accumulated other comprehensive income (loss) at end of year	(19,794)	4,309
Changes Related To Cash Flow Hedges [Member]
Accumulated other comprehensive income (loss) at beginning of year	10,111
Current period other comprehensive loss	(21,488)
Accumulated other comprehensive income (loss) at end of year	(11,377)
Changes Related To Shipboard Retirement Plan [Member]
Accumulated other comprehensive income (loss) at beginning of year	(5,802)
Current period other comprehensive loss	(2,615)
Accumulated other comprehensive income (loss) at end of year	$ (8,417)